SEGMENTS (Notes)	12 Months Ended
Dec. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
SEGMENTS
SEGMENTS

Segment Descriptions - Our reportable business segments are based upon the following segments of ONEOK Partners:

•	the Natural Gas Gathering and Processing segment gathers, treats and processes natural gas;

•	the Natural Gas Liquids segment gathers, treats, fractionates and transports NGLs and stores, markets and distributes NGL products; and

•	the Natural Gas Pipelines segment operates regulated interstate and intrastate natural gas transmission pipelines and natural gas storage facilities.

Other and eliminations consist of the operating and leasing operations of our headquarters building and related parking facility and other amounts needed to reconcile our reportable segments to our consolidated financial statements.

Accounting Policies - The accounting policies of the segments are described in Note A. Our chief operating decision-maker reviews the financial performance of each of ONEOK Partners’ three segments, as well as our financial performance, on a regular basis. Beginning in 2016, adjusted EBITDA by segment is utilized in this evaluation. We believe this financial measure is useful to investors because it and similar measures are used by many companies in our industry as a measurement of financial performance and are commonly employed by financial analysts and others to evaluate our financial performance and to compare financial performance among companies in our industry. Adjusted EBITDA for each segment is defined as net income adjusted for interest expense, depreciation and amortization, noncash impairment charges, income taxes, allowance for equity funds used during construction and other noncash items. This calculation may not be comparable with similarly titled measures of other companies. Prior period segment disclosures have been recast to reflect this change.

Intersegment and affiliate sales are recorded on the same basis as sales to unaffiliated customers and are discussed further in Note O. Revenues from sales and services provided by ONEOK Partners to our former natural gas distribution business prior to the separation, which were previously eliminated in consolidation, are now reported as sales to affiliated customers for the year ended December 31, 2014, and are no longer eliminated in consolidation. Revenues from sales and services provided by ONEOK Partners to our former natural gas distribution business after the separation are reported as sales to unaffiliated customers as these now represent third-party transactions.

Customers - The primary customers of the Natural Gas Gathering and Processing segment are crude oil and natural gas producers, which include both large integrated and independent exploration and production companies. The Natural Gas Liquids segment’s customers are primarily NGL and natural gas gathering and processing companies; large integrated and independent crude oil and natural gas production companies; propane distributors; ethanol producers; and petrochemical, refining and NGL marketing companies. The Natural Gas Pipelines segment’s customers are primarily local natural gas distribution companies, electric-generation companies, large industrial companies, municipalities, irrigation customers and marketing companies.

For each of the years ended December 31, 2016, 2015 and 2014, ONEOK Partners had no single customer from which it received 10 percent or more of our consolidated revenues.

Operating Segment Information - The following tables set forth certain selected financial information for our operating segments for the periods indicated:

Year Ended December 31, 2016	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total Segments
	(Thousands of dollars)
Sales to unaffiliated customers	$1,375,738	$7,168,983	$373,738	$8,918,459
Intersegment revenues	675,839	506,671	5,623	1,188,133
Total revenues	2,051,577	7,675,654	379,361	10,106,592
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(1,331,542)	(6,321,377)	(30,561)	(7,683,480)
Operating costs	(285,599)	(327,597)	(115,628)	(728,824)
Equity in net earnings from investments	10,742	54,513	74,435	139,690
Other	1,600	(1,574)	5,530	5,556
Segment adjusted EBITDA	$446,778	$1,079,619	$313,137	$1,839,534

Depreciation and amortization	$(178,548)	$(163,303)	$(46,718)	$(388,569)
Total assets	$5,320,666	$8,347,961	$1,946,318	$15,614,945
Capital expenditures	$410,485	$105,861	$96,274	$612,620
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $1.2 billion, of which $992.8 million related to sales within the segment, cost of sales and fuel of $458.7 million and operating income of $467.9 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $238.7 million, cost of sales and fuel of $30.0 million and operating income of $100.8 million.

Year Ended December 31, 2016	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$8,918,459	$2,475	$8,920,934
Intersegment revenues	1,188,133	(1,188,133)	—
Total revenues	$10,106,592	$(1,185,658)	$8,920,934

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(7,683,480)	$1,187,356	$(6,496,124)
Operating costs	$(728,824)	$(28,360)	$(757,184)
Depreciation and amortization	$(388,569)	$(3,016)	$(391,585)
Equity in net earnings from investments	$139,690	$—	$139,690
Total assets	$15,614,945	$523,806	$16,138,751
Capital expenditures	$612,620	$12,014	$624,634

Year Ended December 31, 2015	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total Segments
	(Thousands of dollars)
Sales to unaffiliated customers	$1,187,390	$6,248,002	$325,676	$7,761,068
Intersegment revenues	649,726	331,697	6,771	988,194
Total revenues	1,837,116	6,579,699	332,447	8,749,262
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(1,265,617)	(5,328,256)	(34,481)	(6,628,354)
Operating costs	(272,418)	(314,505)	(105,720)	(692,643)
Equity in net earnings from investments	17,863	38,696	68,741	125,300
Other	1,610	(3,342)	13,993	12,261
Segment adjusted EBITDA	$318,554	$972,292	$274,980	$1,565,826

Depreciation and amortization	$(150,008)	$(158,709)	$(43,479)	$(352,196)
Impairment of long-lived assets	$(73,681)	$(9,992)	$—	$(83,673)
Impairment of equity investments	$(180,583)	$—	$—	$(180,583)
Total assets	$5,123,450	$8,017,799	$1,851,857	$14,993,106
Capital expenditures	$887,938	$226,135	$58,215	$1,172,288
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $954.8 million, of which $770.1 million related to sales within the segment, cost of sales and fuel of $412.6 million and operating income of $306.9 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $266.9 million, cost of sales and fuel of $31.1 million and operating income of $103.7 million.

Year Ended December 31, 2015	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$7,761,068	$2,138	$7,763,206
Intersegment revenues	988,194	(988,194)	—
Total revenues	$8,749,262	$(986,056)	$7,763,206

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(6,628,354)	$987,302	$(5,641,052)
Operating costs	$(692,643)	$(688)	$(693,331)
Depreciation and amortization	$(352,196)	$(2,424)	$(354,620)
Impairment of long-lived assets	$(83,673)	$—	$(83,673)
Impairment of equity investments	$(180,583)	$—	$(180,583)
Equity in net earnings from investments	$125,300	$—	$125,300
Total assets	$14,993,106	$453,005	$15,446,111
Capital expenditures	$1,172,288	$16,024	$1,188,312

Year Ended December 31, 2014	Natural Gas Gathering and Processing	Natural Gas Liquids (a)	Natural Gas Pipelines (b)	Total Segments
	(Thousands of dollars)
Sales to unaffiliated customers	$1,478,729	$10,329,609	$329,801	$12,138,139
Sales to affiliated customers	41,214	—	12,312	53,526
Intersegment revenues	1,447,665	215,772	8,343	1,671,780
Total revenues	2,967,608	10,545,381	350,456	13,863,445
Cost of sales and fuel (exclusive of depreciation and items shown separately below)	(2,305,723)	(9,435,296)	(21,935)	(11,762,954)
Operating costs	(257,658)	(296,402)	(111,037)	(665,097)
Equity in net earnings from investments	20,271	27,326	69,818	117,415
Other	672	(87)	6,900	7,485
Segment adjusted EBITDA	$425,170	$840,922	$294,202	$1,560,294

Depreciation and amortization	$(123,847)	$(124,071)	$(43,318)	$(291,236)
Impairment of equity investments	$(76,412)	$—	$—	$(76,412)
Total assets	$4,911,283	$8,143,575	$1,835,884	$14,890,742
Capital expenditures	$898,896	$798,048	$42,991	$1,739,935
(a) - The Natural Gas Liquids segment has regulated and nonregulated operations. The Natural Gas Liquids segment’s regulated operations had revenues of $695.9 million, of which $598.1 million related to sales within the segment, cost of sales and fuel of $309.4 million and operating income of $196.1 million.
(b) - The Natural Gas Pipelines segment has regulated and nonregulated operations. The Natural Gas Pipelines segment’s regulated operations had revenues of $290.0 million, cost of sales and fuel of $47.7 million and operating income of $106.5 million.

Year Ended December 31, 2014	Total Segments	Other and Eliminations	Total
	(Thousands of dollars)
Reconciliations of total segments to consolidated
Sales to unaffiliated customers	$12,138,139	$3,426	$12,141,565
Sales to affiliated customers	53,526	—	53,526
Intersegment revenues	1,671,780	(1,671,780)	—
Total revenues	$13,863,445	$(1,668,354)	$12,195,091

Cost of sales and fuel (exclusive of depreciation and operating costs)	$(11,762,954)	$1,674,406	$(10,088,548)
Operating costs	$(665,097)	$(9,790)	$(674,887)
Depreciation and amortization	$(291,236)	$(3,448)	$(294,684)
Impairment of equity investments	$(76,412)	$—	$(76,412)
Equity in net earnings from investments	$117,415	$—	$117,415
Total assets	$14,890,742	$371,031	$15,261,773
Capital expenditures	$1,739,935	$39,215	$1,779,150

	Years Ended December 31,
(Unaudited)	2016	2015	2014
Reconciliation of net income to total segment adjusted EBITDA	(Thousands of dollars)
Net income from continuing operations	$745,550	$385,276	$668,715
Add:
Interest expense, net of capitalized interest	469,651	416,787	356,163
Depreciation and amortization	391,585	354,620	294,684
Income taxes	212,406	136,600	151,158
Impairment charges	—	264,256	76,412
Allowance for equity funds used during construction and other	20,342	8,287	13,162
Total segment adjusted EBITDA	$1,839,534	$1,565,826	$1,560,294